Vessels, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Vessels, Net
Vessels, Net

Vessels, net are comprised of the following:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2017	$1,324,800	$(286,081)	$1,038,719
Transfer from Advances for vessels	67,504	—	67,504
Disposal	(20,630)	—	(20,630)
Impairment loss	(159,805)	68,512	(91,293)
Depreciation expense	—	(51,424)	(51,424)
Balance, December 31, 2017	$1,211,869	$(268,993)	$942,876
Transfer from Advances for vessels	60,482	—	60,482
Depreciation expense	—	(48,067)	(48,067)
Balance, December 31, 2018	$1,272,351	$(317,060)	$955,291

Transfer from Advances for vessels represents advances paid for vessels acquisitions, vessels under construction and vessel improvements in respect of the acquisition of second hand vessels and newbuild vessels which were under construction and delivered to the Company. For the periods presented, the Company accepted delivery of the following vessels:

•	During the year ended December 31, 2017: Pedhoulas Rose, Hull No. 1551 and Agios Spyridonas.; and

•	During the year ended December 31, 2018: Pedhoulas Cedrus (ex-Hull No. 1552) and Mount Troodos.

Disposal during the year ended December 31, 2017 relates to Hull No. 1551 (refer to Notes 3 and 17).

At December 31, 2017, the Company identified and recorded an impairment loss of $91,293 in relation to four of its vessels, for which the undiscounted net operating cash flows did not exceed each vessel’s carrying value. The impairment loss is presented under the caption “Impairment loss” in the consolidated statements of operations. Consistent with prior practices, we reviewed all our vessels for impairment and none were found to be impaired at December 31, 2018.
As of December 31, 2018, 39 vessels with a carrying value of $914,804 have been provided as collateral to secure the Company’s bank loans as discussed in Note 6.